T. ROWE PRICE New York Tax-Free Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 2,041 —
Total Common Stocks (Cost $–) —
MUNICIPAL SECURITIES 99.9%
NEW YORK  94.5%
Albany Capital Resource, Albany Medical Center Hosp. Project,
Series A, 5.25%, 5/1/44  2,000 2,172
Albany Capital Resource, Albany Medical Center Hosp. Project,
Series A, 5.25%, 5/1/45  1,000 1,079
Albany Capital Resource, Albany Medical Center Hosp. Project,
Series A, 5.50%, 5/1/55  2,000 2,154
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (2) 1,000 1,001
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/47  2,320 1,972
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 100
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  800 782
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 2,120 1,896
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,100 964
Build New York City Resource, Global Community Charter
School Project, Series A, 5.00%, 6/15/57  1,125 932
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 601
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 1,850 1,788
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56 (3) 1,000 754
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (2)
(3) 1,440 1,441
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3)(4) 1,250 986
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/42 (2) 120 130
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/43 (2) 500 536
Build New York City Resource, Senior Airport Facilities, 5.50%,
7/1/44 (2) 355 377
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (3) 2,000 1,874

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/37  1,500 1,608
Build New York City Resource, Success Academy Charter
School, 5.00%, 9/1/39  1,540 1,633
Build New York City Resource, The Nightingale-Bamford School
Project, 5.00%, 7/1/40  3,000 3,312
Dormitory Auth. of the State of New York, Series A, 3.00%,
7/1/48  2,510 1,915
Dormitory Auth. of the State of New York, Series A, 3.50%,
3/15/52  1,750 1,441
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41  2,725 2,745
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/44  1,000 1,074
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48  900 920
Dormitory Auth. of the State of New York, Series A, 5.25%,
10/1/50 (5) 1,500 1,575
Dormitory Auth. of the State of New York, Series A, 5.25%,
3/15/52  1,395 1,475
Dormitory Auth. of the State of New York, Series AG, 3.00%,
7/1/48 (5) 1,240 951
Dormitory Auth. of the State of New York, Series B, 5.00%,
3/15/49  1,000 1,048
Dormitory Auth. of the State of New York, Series E, 3.00%,
3/15/41  1,000 866
Dormitory Auth. of the State of New York, Barnard College,
Series A, 5.25%, 7/1/43  2,000 2,177
Dormitory Auth. of the State of New York, Columbia Univ.,
Series A, 5.00%, 10/1/47  4,370 4,949
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,378
Dormitory Auth. of the State of New York, Cornell Univ.,
Series A, 5.50%, 7/1/54  5,425 5,877
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/31 (3) 2,000 2,021
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (3) 2,600 2,526
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,027
Dormitory Auth. of the State of New York, Montefiore Obligated
Group, Series A, 5.00%, 8/1/35  2,000 2,040
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,890 2,457
Dormitory Auth. of the State of New York, Rochester Institute of
Technology, Series A, 5.00%, 7/1/41  750 811

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.25%, 7/1/43 (5) 500 548
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.25%, 7/1/44 (5) 550 596
Dormitory Auth. of the State of New York, Roswell Park Cancer
Institute, Series A-1, 5.50%, 7/1/50 (5) 2,835 3,089
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  900 768
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/51  740 633
Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/40 (5) 400 446
Dormitory Auth. of the State of New York, School Districts,
Series A, 5.00%, 10/1/41 (5) 585 644
Dormitory Auth. of the State of New York, The New School,
Series A, 4.25%, 7/1/50  2,000 1,858
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  1,420 1,431
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.25%, 10/1/49  2,370 2,414
Dormitory Auth. of the State of New York, White Plains Hosp.
Obligated Group, 5.50%, 10/1/54 (5) 3,675 3,948
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/31  460 481
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/36  860 888
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/39  550 596
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/40  500 536
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/41  475 504
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/42  665 699
Dutchess County Local Dev., Culinary Institute of America,
5.25%, 7/1/43  450 478
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 201
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 300
Empire State Dev., Group 3, Series A, 4.00%, 3/15/45  3,500 3,296
Empire State Dev., Group 4, Series A, 3.00%, 3/15/50  2,000 1,480
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  4,950 3,748

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Empire State Dev., Personal Income Tax, Series A, 4.00%,
3/15/38  2,000 2,026
Genesee County Funding., Rochester Regional Health Energy
Projects, Series A, 5.00%, 12/1/44 (6) 1,000 1,027
Genesee County Funding., Rochester Regional Health Energy
Projects, Series A, 5.50%, 12/1/55 (6) 3,300 3,455
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,335 386
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  3,700 3,367
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 501
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 300
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 325
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,002
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  2,000 2,001
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  5,000 5,058
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/43  1,470 1,568
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,512
Long Island Power Auth., Electric, Series B, VRDN, 3.00%,
9/1/49 (Tender 9/1/29)  2,075 2,110
Metropolitan Transportation Auth., Series G-1, VRDN, 2.85%,
11/1/32  390 390
Metropolitan Transportation Auth., Green Bond, Series A-1,
5.00%, 11/15/49  3,000 3,054
Monroe County IDC, Rochester General Hosp., Series A,
5.00%, 12/1/37  1,890 1,893
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 962
Monroe County IDC, Univ. of Rochester Project, Series A,
4.00%, 7/1/50  1,360 1,241
Nassau County, Series A, GO, 4.00%, 4/1/50  4,000 3,718
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,204
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,003
New York City, Series A-4, GO, VRDN, 2.90%, 8/1/44  1,400 1,400
New York City, Series B-1, GO, 5.00%, 10/1/43  2,500 2,584
New York City, Series B-1, GO, 5.25%, 10/1/47  3,820 4,005
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,148
New York City Housing Dev., 3.95%, 11/1/43  2,435 2,353
New York City Housing Dev., 4.125%, 11/1/53  4,000 3,676

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Housing Dev., Series A, 2.70%, 8/1/37  500 441
New York City Housing Dev., Series A, 2.80%, 2/1/50  2,000 1,409
New York City Housing Dev., Series A, 4.95%, 11/1/58  2,000 1,999
New York City Housing Dev., Series A-1, 4.65%, 11/1/49  1,500 1,489
New York City Housing Dev., Series A-1, 4.75%, 11/1/54  1,585 1,579
New York City Housing Dev., Series C, 4.95%, 2/1/55  1,000 1,004
New York City Housing Dev., Series F-1, 2.40%, 11/1/46  2,450 1,696
New York City Housing Dev., Series F-1, 4.85%, 11/1/45  555 560
New York City Housing Dev., Series G, 4.95%, 11/1/58  1,000 999
New York City Housing Dev., Series G-1, 3.05%, 5/1/50  2,950 2,159
New York City Housing Dev., Series I, 2.80%, 5/1/56  2,000 1,341
New York City Housing Dev., Series I-1, 2.65%, 11/1/50  2,250 1,535
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class E, 4.375%, 12/15/43 (Prerefunded
12/15/31) (7) 2,375 2,427
New York City Housing Dev., 8 Spruce Street Project,
Series 2024, Class F, 5.25%, 12/15/43 (Prerefunded
12/15/31) (7) 500 515
New York City Housing Dev., Sustainable Development Bonds,
Series B-1, 4.75%, 11/1/40  1,000 1,047
New York City Housing Dev., Sustainable Development Bonds,
Series B-1, 5.05%, 11/1/45  250 259
New York City Housing Dev., Sustainable Development Bonds,
Series C, 2.75%, 2/1/51  2,150 1,481
New York City Housing Dev., Sustainable Development Bonds,
Series C-1, 5.00%, 11/1/45  750 770
New York City Housing Dev., Sustainable Development Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  1,700 1,723
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/34 (5) 250 245
New York City IDA, Queens Baseball Stadium Project, Series A,
3.00%, 1/1/46 (5) 6,250 4,805
New York City Municipal Water Fin. Auth., Series AA-1, 5.25%,
6/15/52  1,190 1,261
New York City Municipal Water Fin. Auth., Second General
Resolution, Series CC, 5.00%, 6/15/46  2,470 2,611
New York City Municipal Water Fin. Auth., Second General
Resolution, Series EE, 5.00%, 6/15/40  2,000 2,061
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.50%, 5/1/50  1,000 1,089
New York City Transitional Fin. Auth., Future Tax, Series B,
5.50%, 5/1/47  5,000 5,389
New York City Transitional Fin. Auth., Future Tax, Series C,
5.50%, 5/1/44  2,000 2,186

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series C-4,
VRDN, 2.85%, 11/1/36  300 300
New York City Transitional Fin. Auth., Future Tax, Series D,
5.50%, 5/1/52  3,250 3,511
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  1,000 1,077
New York City Transitional Fin. Auth., Future Tax, Series D-S,
4.00%, 11/1/42  2,000 1,958
New York City Transitional Fin. Auth., Future Tax, Series E,
5.50%, 11/1/49  3,035 3,291
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43  3,220 3,256
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 2.85%, 2/1/45  3,900 3,900
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/40  3,000 3,313
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.00%, 11/1/46  775 812
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  2,000 2,125
New York City Transitional Fin. Auth., Subordinate Bonds,
Series A-1, 5.00%, 5/1/43  1,000 1,078
New York City Transitional Fin. Auth., Subordinate Bonds,
Series D-1, 4.00%, 11/1/42  1,000 979
New York City Transitional Fin. Auth., Subordinate Bonds,
Series E, 5.00%, 11/1/43  1,860 1,993
New York City Transitional Fin. Auth., Subordinate Bonds,
Series H-1, 5.50%, 11/1/51  1,725 1,871
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,004
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  4,245 4,249
New York Convention Center Dev., Senior Lien, Hotel Unit Fee,
Series A, Zero Coupon, 11/15/55 (8) 830 209
New York Energy Fin. Dev., VRDN, 5.00%, 7/1/56 (Tender
12/1/33)  2,000 2,143
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41  3,000 2,318
New York Liberty Dev., 1 World Trade Center, Series 1, 2.25%,
2/15/41 (8) 1,000 779
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42  6,690 5,763
New York Liberty Dev., 1 World Trade Center, Series 1, 3.00%,
2/15/42 (5) 6,130 5,321
New York Liberty Dev., 3 World Trade Center, Series 1, Class 1,
5.00%, 11/15/44 (3) 3,200 3,200

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York Liberty Dev., 3 World Trade Center, Series 2, Class 2,
5.15%, 11/15/34 (3) 1,250 1,251
New York Liberty Dev., 4 World Trade Center, Green Bond,
Series A, 3.00%, 11/15/51 (8) 6,680 4,901
New York Liberty Dev., 7 World Trade Center, 3.00%, 9/15/43  2,250 1,861
New York Liberty Dev., Bank of America Tower at One Bryant
Park, Class 2, 2.625%, 9/15/69  1,000 942
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  2,000 2,345
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 239, 3.25%, 10/1/51  675 665
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.50%, 10/1/52  2,095 2,085
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.375%, 10/1/44  1,635 1,630
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 264, 4.55%, 10/1/49  2,000 1,981
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 266, 4.65%, 10/1/50  2,805 2,792
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 2, 2.10%, 4/1/31 (2) 1,000 926
New York Mortgage Agency Homeowner Mortgage Revenue,
Sustainable Bonds, Series 259, 4.45%, 10/1/39 (2) 2,310 2,350
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/45  6,495 6,206
New York Power Auth., Green Bond, Series A, 4.00%, 11/15/50  1,000 925
New York Power Auth., Green Bond, Series A, 5.00%,
11/15/53 (5) 2,000 2,092
New York State Energy Research & Dev. Auth., Electric & Gas
Project, Series C, 4.00%, 4/1/34  2,470 2,562
New York State Environmental Fac., Casella Waste Systems
Project, Series R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (2)
(3) 1,000 1,043
New York State Housing Fin. Agency, Series A, VRDN, 3.95%,
11/1/50 (Tender 1/1/35)  1,500 1,524
New York State Housing Fin. Agency, Series B-2, VRDN,
3.35%, 12/15/54 (Tender 12/15/29)  1,625 1,629
New York State Housing Fin. Agency, Series D-1, 4.70%,
11/1/45  2,500 2,500
New York State Housing Fin. Agency, Series E-1, 2.75%,
11/1/56  1,500 990
New York State Housing Fin. Agency, Series E-1, 5.05%,
11/1/63  1,000 1,014
New York State Housing Fin. Agency, 160 West 62nd Street
Housing, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)  2,500 2,546
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  2,050 2,080

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Thruway Auth., Series A, 5.00%, 3/15/43  2,165 2,345
New York State Thruway Auth., Series A-1, 3.00%, 3/15/50  5,140 3,839
New York State Thruway Auth., Series B, 4.00%, 1/1/40 (5) 5,000 5,006
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (2) 130 129
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (2) 3,250 3,252
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (2) 3,315 3,370
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (2) 2,500 2,536
New York Transportation Dev., JFK Int'l. Airport, 4.00%, 12/1/41  1,170 1,142
New York Transportation Dev., JFK Int'l. Airport, 5.00%,
12/1/41 (2) 2,000 2,076
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (2) 310 321
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (2) 750 783
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
6/30/60 (2) 1,500 1,505
New York Transportation Dev., JFK Int'l. Airport, 5.50%,
6/30/54 (2) 1,915 1,942
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/44 (2) 2,850 3,112
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/55 (2) 500 533
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/59 (2) 3,560 3,783
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/38 (2) 1,540 1,519
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/42 (2) 210 196
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.00%, 12/1/37 (2) 500 522
New York Transportation Dev., JFK Int'l. Airport, Series A,
5.25%, 12/31/54 (2)(5) 5,000 5,083
New York Transportation Dev., JFK Int'l. Airport, Series B,
STEP, 0.00%, 12/31/54 (2)(5) 1,450 946
New York Transportation Dev., LaGuardia Airport, Series A,
5.00%, 7/1/41 (2) 2,150 2,150
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (2) 1,785 1,786
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  1,000 1,119
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 483

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%,
7/1/40  450 429
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/44  1,300 1,434
Onondaga Civic Dev., Syracuse Univ., 5.25%, 12/1/45  950 1,043
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 4.00%, 12/1/49  4,110 3,690
Onondaga County Trust for Cultural Resources, Syracuse Univ.
Project, 5.00%, 12/1/45  1,150 1,192
Port Auth. of New York & New Jersey, Series 093, 6.125%,
6/1/94  2,000 2,003
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/41 (2) 1,000 1,009
Port Auth. of New York & New Jersey, Series 218, 4.00%,
11/1/41 (2) 1,000 979
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (2) 3,000 2,971
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 183, 4.00%, 12/15/38  1,500 1,500
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/50 (2) 1,500 1,350
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 221, 4.00%, 7/15/55 (2) 2,000 1,768
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 234, 5.50%, 8/1/52 (2) 5,500 5,824
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 248, 5.00%, 1/15/43  1,000 1,090
Roslyn Union Free School Dist., GO, 2.00%, 6/15/28  1,500 1,439
Roslyn Union Free School Dist., GO, 2.25%, 6/15/29  1,000 956
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 698
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/34  410 425
Suffolk County Economic Dev., Peconic Landing, 5.00%,
12/1/40  1,500 1,516
Suffolk County Water Auth., Series B, 3.00%, 6/1/45  2,640 2,154
Suffolk County Water Auth., Series B, 3.25%, 6/1/42  1,500 1,344
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B, VRDN, 2.85%, 1/1/32  400 400
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series B-1, 5.00%, 11/15/43  1,000 1,071
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C, 5.25%, 11/15/42  1,920 2,119
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  2,060 2,109
Trust for Cultural Resources of the city of New York, American
Museum of Natural History, Series A, 5.00%, 7/15/54  1,500 1,582

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  1,250 1,402
Utility Debt Securitization Auth., Green Bond, Series TE-2,
5.00%, 12/15/50  1,000 1,054
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51  2,000 2,002
Westchester County Local Dev., Medical Center Obligated
Project, 5.75%, 11/1/53 (5) 3,060 3,314
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/34  200 206
Westchester County Local Dev., Miriam Osborn Memorial
Home Project, 5.00%, 7/1/42  450 455
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 431
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  2,000 2,014
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/47  800 784
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  965 970
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  2,135 1,977
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  515 468
411,271
PUERTO RICO  5.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 2,164 1,385
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 2,688 1,754
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,335
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (3) 430 445
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 216
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  808 807
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  759 753
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  442 425
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 877
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  457 485
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  446 491

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (4)
(10) 30 20
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (4)
(10) 455 302
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (4)(10) 20 13
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (4)(10) 160 106
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (4)(10) 45 30
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (4)
(10) 55 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (4)
(10) 165 110
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (4)
(10) 220 146
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (4)
(10) 75 50
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (4)
(10) 90 60
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (4)
(10) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (4)
(10) 285 189
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (4)
(10) 185 123
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (4)
(10) 55 37
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (4)
(10) 50 33
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (4)
(10) 20 13
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (4)
(10) 55 37
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (4)
(10) 45 30
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (4)
(10) 15 10
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (4)
(10) 25 17
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (4)
(10) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (4)
(10) 175 116
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (4)
(10) 50 33

T. ROWE PRICE New York Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (4)
(10) 20 13
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  1,407 1,336
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  2,145 2,033
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,848 1,400
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  2,582 876
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  4,816 4,689
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,000 942
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 747
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 974
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  203 198
23,713
Total Municipal Securities (Cost $433,223) 434,984
Total Investments in Securities  99.9%
(Cost $433,223) $ 434,984
Other Assets Less Liabilities 0.1% 218
Net Assets 100.0% $ 435,202
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Interest subject to alternative minimum tax.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $23,087 and represents 5.3% of net assets.
(4) Non-income producing
(5) Insured by Assured Guaranty Incorporated
(6) When-issued security
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by Build America Mutual Assurance Company
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
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(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-
Free Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New York Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE New York Tax-Free Bond Fund

Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ — $ — $ —
Municipal Securities — 434,984 — 434,984
Total $ — $ 434,984 $ — $ 434,984

T. ROWE PRICE New York Tax-Free Bond Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F74-054Q3 11/25